Subsequent Events (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 14, 2021	Oct. 14, 2021	Mar. 24, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Proceeds from Convertible Debt					$ 1,091,080
Allowance for doubtful accounts							$ 0	$ 0
Bad debt expenses							6,000	90,137
Other receivables				$ 551	551		22,123	18,673
Deferred revenue							634,000	1,046,000
Allowance for refunds							77,000	63,000
Uncertain tax positions				$ 0	$ 0		$ 0	0
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Shares converted into common stock				4,431,530	22,235,055		4,020,031
Lung Institute, LLC [Member]
Subsequent Event [Line Items]
Other receivables							$ 3,000	10,000
Reimbursement receivable							$ 19,000	$ 9,000
Second Closing Bring Down Agreement [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 750,000	$ 750,000
Second Closing Bring Down Agreement [Member] | FWHC [Member] | Investor [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt	7,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 750,000	$ 750,000
Debt instrument bearing interest percentage	8.00%	8.00%
Debt instrument description		The Notes are convertible into shares of Common Stock at a discount of 20% of the price paid for such New Securities in the next financing that meets the definition of a Qualified Financing as defined in the April 2021 Note Purchase Agreement
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Shares converted into common stock			8,950,400
Subsequent Event [Member] | October 2021 Purchase Agreement [Member] | FWHC Bridge, LLC [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 437,000	$ 437,000
Subsequent Event [Member] | Second Closing Bring Down Agreement [Member] | FWHC [Member] | Investor [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt		$ 7,500